CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share capital [Member]		Share premium [Member]		Foreign currency translation Adjustments [Member]		Accumulated deficit [Member]	Total
Balance at Dec. 31, 2017	$ 75		$ 138,992		$ (38)		$ (129,409)	$ 9,371
Net profit loss							(1,057)	(1,057)
Other comprehensive income (loss)					13			13
Total comprehensive income (loss)					13		(1,057)	(1,044)
Exercise of options		[1]		[1]					[1]
Share-based compensation			645					645
Balance at Dec. 31, 2018	75		139,637		(25)		(130,715)	8,972
Net profit loss							4,955	4,955
Other comprehensive income (loss)					8			8
Total comprehensive income (loss)					8		4,955	4,963
Exercise of options		[1]							[1]
Share-based compensation			1,234					1,234
Balance at Dec. 31, 2019	75		140,871		(17)		(125,760)	15,169
Net profit loss							(9,196)	(9,196)
Other comprehensive income (loss)					(23)			(23)
Total comprehensive income (loss)					(23)		(9,196)	(9,219)
Exercise of options		[1]				[1]
Share-based compensation			1,322					1,322
Balance at Dec. 31, 2020	$ 75		$ 142,193		$ (40)		$ (134,956)	$ 7,272

[1]	Represents an amount lower than $1.